REDEEMABLE NON-CONTROLLING INTERESTS	6 Months Ended
Jun. 30, 2021
Noncontrolling Interest [Abstract]
REDEEMABLE NON-CONTROLLING INTERESTS
NOTE 10 – REDEEMABLE NON-CONTROLLING INTERESTS

On July 3, 2019, AU10TIX entered into a Series A Preferred Subscription Agreement (the "Agreement") with TPG Tech Adjacencies Affluence S.à.r.l. (f/k/a TPG Lux 2018 SC I, S.à.r.l.) ("TPG"), according to which AU10TIX issued 3,000,000 Series A Preferred Shares ("Series A Shares") to TPG for a subscription price of $60,000 in cash representing approximately 24% of the outstanding share capital of AU10TIX and 23.077% of the fully-diluted share capital of AU10TIX. Transaction costs totaled $4,540 and were deducted from the redeemable non-controlling interests balance.

On November 7, 2019, AU10TIX entered into a Series A and Series A-1 Preferred Subscription Agreement with Oak HC/FT Partners II, L.P. ("Oak"), according to which AU10TIX issued 1,000,000 Series A Preferred Shares and 23,622 Series A-1 Preferred Shares ("Series A-1 Shares" and together with Series A Shares – the “Preferred Shares") to Oak for a subscription price of $20,000 in cash representing approximately 7.401% of the outstanding share capital of AU10TIX and 7.143% of the fully-diluted share capital of AU10TIX.
For accounting purposes, the investment was allocated to the Series A and Series A-1 Preferred Shares on a relative fair value basis: $19,537 and $461, respectively. Transaction costs totaled $1,513 and were deducted from the respective investment amounts.

Following the Oak investment, on November 7, 2019, TPG subscribed for 307,087 Series A-1 Shares at nominal value ($0.001 per share) (“Bonus Issue Series A-1 Shares”) in order to preserve its 23.077% ownership interest in the fully diluted share capital of AU10TIX.

On June 28, 2021, TPG, Oak, GF GW LLC (“GF”) and AU10TIX, entered into a Sale and Purchase Agreement (the “2021 SPA”), pursuant to which Oak and GF purchased Preferred Shares in AU10TIX from TPG. In connection with the 2021 SPA, Oak, GF, TPG, AU10TIX and the Company entered into an amended and restated shareholders agreement (the “Shareholders Agreement”).

Pursuant to the 2021 SPA, Oak purchased 755,906 Series A Preferred Shares from TPG and GF purchased 1,511,811 Series A Shares from TPG. In connection with such purchases, all outstanding Series A Shares and Series A-1 Shares were re-designated as New Series A Preferred Shares (“New Series A Shares”) and the Ordinary Shares owned by the Company were re-designated as Class B Ordinary Shares (as described below).

Following the completion of the sales and purchases contemplated by the 2021 SPA on June 28, 2021: (i) the Company owned 68.69% of the outstanding share capital of AU10TIX and 66.29% of the fully-diluted share capital of AU10TIX in the form of Class B Ordinary Shares; (ii) Oak owned 12.87% of the outstanding share capital of AU10TIX and 12.42% of the fully-diluted share capital of AU10TIX in the form of New Series A Shares; (iii) GF owned 10.93% of the outstanding share capital of AU10TIX and 10.55% of the fully-diluted share capital of AU10TIX in the form of New Series A Shares; and (iv) TPG owned 7.51% of the outstanding share capital of AU10TIX and 7.25% of the fully-diluted share capital of AU10TIX in the form of New Series A Shares.

AU10TIX may issue up to 500,000 Class A Ordinary Shares upon the exercise of options by the holders thereof under its existing employee stock option plan.

The Preferred Shares Rights

General: The New Series A Shares are entitled to one vote per share and rank equally with the Ordinary Shares with regard to dividends. The Ordinary Shares are divided into two classes: Class A Ordinary Shares and Class B Ordinary Shares, which rank equally as to dividends. The Class A Ordinary Shares are entitled to one vote per share. The Class B Ordinary Shares are entitled to three votes per share and may only be held by the Company and its permitted transferees. There are currently no Class A Ordinary Shares issued and outstanding.

Liquidation Preference: The holders of New Series A Shares (“Series A Holders”) are entitled to a liquidation preference upon the occurrence of a a (i) sale, initial public offering (which includes certain business combinations with a SPAC) (an “IPO”), merger, consolidation or reorganization, which results in change of control of AU10TIX, and (ii) winding-up, dissolution or liquidation of AU10TIX, pursuant to which the Series A Holders are entitled, on the occurrence of such event and in priority to the Ordinary Shares, to receive the greater of: (a) $26.4583 per share, subject to adjustments for certain events affecting the capital of AU10TIX (the “Starting Price”) plus all accrued but unpaid dividends in respect of the New Series A Preferred Shares, less all dividends previously paid on the New Series A Shares, and (b) the proceeds distributable in respect of the New Series A Shares had they been converted into Class A Ordinary Shares. The Ordinary Shares rank equally in liquidation.

Conversion Rights: The New Series A Shares are subject to conversion into Class A Ordinary Shares of AU10TIX: (a) on the written request by any Series A Shareholder; and (b) immediately prior to a qualifying IPO of AU10TIX (being an IPO where each Class A Ordinary Share is valued at not less than 150% of the Starting Price at the completion of the IPO, subject to adjustments for certain events affecting the capital of AU10TIX). Pursuant to these conversion arrangements, the New Series A Shares will convert into Class A Ordinary Shares on a 1:1 basis (subject to certain agreed upon adjustments). The Class B Ordinary Shares are convertible into Class A Ordinary Shares at any time upon the written request of a holder of Class B Ordinary Shares on a 1:1 basis (subject to certain agreed upon adjustments).

Anti-Dilution Protection: The Shareholders Agreement contain customary broad-based weighted average anti-dilution protection whereby, if further shares are issued by AU10TIX at a price per new security that is less than the Starting Price, then the Series A Holders shall be entitled to receive additional Class A Ordinary Shares (at no further cost) on a weighted-average basis, reflecting the value of equity in AU10TIX as determined based on the subscription price paid in the new issue of securities.

Pre-emption Rights: The Shareholders Agreements provides that for as long as the Series A Holders hold, in the aggregate, at least 25% of the New Series A Shares held on the date of the closing of the transactions contemplated by the 2021 SPA, subject to adjustments for certain events affecting the capital of AU10TIX, the consent of least 60% of the then outstanding New Series A Shares (the “Preferred Majority”) is required for issuing any securities ranking senior to or on parity with the New Series A Shares . In addition, each shareholder holding in excess of 3% of the shares of AU10TIX has the right to participate in any new issuance of securities by the AU10TIX, subject to customary exceptions.

Exit Rights: At any time from and after July 3, 2026, upon written request by a Preferred Majority, AU10TIX is required to use reasonable endeavors to facilitate the sale of AU10TIX pursuant to the best offer then available to AU10TIX within six (6) months after such written request, and, thereafter, the Preferred Majority has the right to step-in and require AU10TIX to facilitate a sale or IPO of AU10TIX. On the exercise of such rights, each other shareholder (including the Company) is required to cooperate with the Preferred Majority regarding such sale or IPO and the Preferred Majority has the right to exercise drag rights over the shares held by other shareholders in order to facilitate such exit event (the “Exit Right”).

The Exit Right is attached to the New Series A Shares, and was not entered into separately from the transaction that created the non-controlling interests. The Exit Right is not legally detachable from the non-controlling interests because it is non-transferrable (i.e., the instrument cannot be transferred without the underlying preferred shares). Thus, the Exit Right would not be separately exercisable from the non-controlling interests shares because the non-controlling interests shares will be settled when the Exit Right is exercised. As a result, the Exit Right would be considered embedded in the New Series A Shares held by a Preferred Majority.

The New Series A Shares are not mandatorily or currently redeemable. However, the Exit Right would constitute a contingent redemption event that is outside of the Company’s control. As such, the New Series A Shares have been presented outside of permanent equity as redeemable non-controlling interests. The Company has adjusted the carrying value of the redeemable non-controlling interests to adjust for the non-controlling interests share in AU10TIX's profits and Other Comprehensive Income (Loss). The Company has not adjusted the carrying values of the redeemable non-controlling interests to the deemed liquidation values of such shares since a liquidation event was not probable at any of the balance sheet dates. Subsequent adjustments to increase or decrease the carrying values to the ultimate liquidation values will be made only if and when it becomes probable that such a liquidation event will occur.

The anti-dilution provisions referred to above under “Anti-Dilution Protection” have not been bifurcated from the host contract since they are to be settled into AU10TIX's non-traded shares, thus the "net settlement" criteria is not met.

The Company has assessed whether the change in the terms of the Preferred Shares following the closing of the 2021 SPA constituted a modification or extinguishment for accounting purposes, by comparing the fair value of these Preferred Shares immediately before and immediately after the closing of the 2021 SPA. An extinguishment occurs when the difference in fair value exceeds 10%, while a modification occurs when such fair value difference is lower than 10%.

Additionally, the carrying value of the Series A-1 Shares, which were previously presented among non-controlling interests, were reclassified to redeemable non-controlling interests and initially recognized at their fair value, following their re-designation as New Series A Preferred Shares.

Following the modification and extinguishment of the Preferred Shares, and the reclassification of the Series A-1 Shares, the Company adjusted the carrying value of the redeemable non-controlling interests by $9,059, with a corresponding decrease to APIC and non-controlling interests in the amounts of $10,102 and $1,043, respectively.

The following table sets forth for the period ended June 30, 2021, the movement in the Redeemable non-controlling interests:

2021
Balance as of the beginning of the year	$75,322
Net Income	5,876
Change in terms of redeemable non controling interests	9,059
Balance as of the end of the year	$90,257